Annual Fund Operating Expenses	Jul. 31, 2024
Lord Abbett Diversification Shares: Core Completion Fund | LADS: Core Completion Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%	[1]
Total Other Expenses	0.23%	[2]
Other Expenses (as a percentage of Assets):	0.23%
Expenses (as a percentage of Assets)	0.00%	[3]
Fee Waiver or Reimbursement	(0.23%)	[3]
Lord Abbett Diversification Shares: Core Plus Completion Fund | LADS: Core Plus Completion Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%	[4]
Total Other Expenses	0.23%	[5]
Other Expenses (as a percentage of Assets):	0.23%
Expenses (as a percentage of Assets)	0.00%	[6]
Fee Waiver or Reimbursement	(0.23%)	[6]

[1]	The Fund does not pay a management fee to Lord Abbett under the management agreement between the Trust and Lord Abbett. Shares of the Fund are available only to separately managed account clients where Lord Abbett has an agreement with the separately managed account program sponsor, or directly with the client, to provide advisory and administrative and other similar services for compensation. Such investors pay an advisory fee, or other fee that covers advisory and administrative or other similar services, which fee is paid at the separately managed account program level. Participants in a separately managed account program should review the program brochure or literature provided by the sponsor for a discussion of fees and expenses charged.
[2]	“Other Expenses” are based on estimated amounts for the current fiscal year.
[3]	Lord Abbett has contractually agreed to waive all fees and to bear and/or reimburse all expenses of the Fund, including organizational and offering expenses, but excluding acquired fund fees and expenses, brokerage fees and commissions and other portfolio transaction expenses, investment-related expenses including, but not limited to costs of borrowing money and other leveraging methods, interest-related expenses, taxes, governmental fees, expenses related to litigation and potential litigation, and extraordinary expenses. This agreement will continue in effect, unless sooner terminated by the Trust's Board of Trustees, for so long as Lord Abbett serves as the investment adviser to the Fund pursuant to the management agreement between Lord Abbett and the Trust.
[4]	The Fund does not pay a management fee to Lord Abbett under the management agreement between the Trust and Lord Abbett. Shares of the Fund are available only to separately managed account clients where Lord Abbett has an agreement with the separately managed account program sponsor, or directly with the client, to provide advisory and administrative and other similar services for compensation. Such investors pay an advisory fee, or other fee that covers advisory and administrative or other similar services, which fee is paid at the separately managed account program level. Participants in a separately managed account program should review the program brochure or literature provided by the sponsor for a discussion of fees and expenses charged.
[5]	“Other Expenses” are based on estimated amounts for the current fiscal year.
[6]	Lord Abbett has contractually agreed to waive all fees and to bear and/or reimburse all expenses of the Fund, including organizational and offering expenses, but excluding acquired fund fees and expenses, brokerage fees and commissions and other portfolio transaction expenses, investment-related expenses including, but not limited to costs of borrowing money and other leveraging methods, interest-related expenses, taxes, governmental fees, expenses related to litigation and potential litigation, and extraordinary expenses. This agreement will continue in effect, unless sooner terminated by the Trust's Board of Trustees, for so long as Lord Abbett serves as the investment adviser to the Fund pursuant to the management agreement between Lord Abbett and the Trust.